Employee benefit obligations - Disclosure of Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 4,587	€ 3,327
Leave Obligation	588	468
Total employee benefit obligations	€ 5,175	€ 3,795
Number of shares outstanding (in shares)	239,282,371	228,716,358	198,414,500
Wholly or partly funded defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 1,473	€ 847
Present value of defined benefit obligation | Wholly or partly funded defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	13,471	10,925
Present value of defined benefit obligation | Wholly unfunded defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,114	2,480
Plan assets | Wholly or partly funded defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(11,998)	(10,078)
Pension defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,473	847
Current service cost, defined benefit plans	1,251	1,607	€ 1,560
Interest cost on benefit obligation	95	74	49
Total Income statement charge	1,346	1,681	1,609
Remeasurement of post-employment benefit obligations	993	(1,435)	(3,826)
Pension defined benefit plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	16,585	13,405	13,363
Pension defined benefit plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(11,998)	(10,078)	€ (9,173)
Post-employment benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 3,114	€ 2,480